Share-based payments	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Share-based payments

Note 20. Share-based payments

All numbers of shares of common stock, options, warrants including the weighted average prices for all periods presented in this note have been retroactively adjusted to reflect the stock split made in May 2026, as a part of the “Reverse recapitalization”.

Options

Each employee share option converts into one ordinary share of the Group on exercise. No amounts are paid or payable by the recipient on receipt of the option. Options carry neither rights to dividends nor voting rights and may be exercised from the vesting date until the expiry date. If the option has not been exercised before the expiration date, typically 10 years from the date of grant for a continuing employee, the option expires. Unvested options are forfeited if an employee leaves the Group. No options were granted during the six months ended June 30, 2026.

	For the six months ended June 30,
	2026		2025
	Number of options	Weighted average exercise prices	Number of options	Weighted average exercise prices
Outstanding at beginning of the period	1,917,529	89.18	1,287,065	116.33
Granted during the period	-	-	-	-
Exercised during the period	-	-	-	-
Forfeited during the period	(99,142)	71.73	(7,173)	113.06
Expired	(22,841)	77.55	(303,237)	101.31
Outstanding at the end of the period	1,795,546	84.63	976,655	121.01
Exercisable at the end of the period	1,390,379	88.36	903,147	116.80

The options outstanding on June 30, 2026, had a weighted average exercise price of 84.63 SEK (HY 2025: 121.01 SEK) and a weighted average remaining contractual life of 6.6 years (HY 2025: 4.9-years).

During the six-month period ended June 30, 2026, the Group reported total expenses of SEK 965 thousand (HY 2025: SEK 152 thousand) for share-based payments settled with equity instruments related to options.

Warrants held by employees granted for no consideration

Certain employees hold warrants granted for no consideration. These warrants typically have a 33-month vesting period with a 3-year expiration term, certain warrants may be granted in relation to past service and therefore vest immediately upon grant. At the end of the vesting period one warrant may be converted to one ordinary share. Where warrants are acquired for no consideration, they are forfeited if the employee leaves the Group before the warrants vest.

Details of outstanding warrants during the period are presented below:

	For the six months ended June 30,
	2026		2025
	Number of warrants	Weighted average exercise prices	Number of warrants	Weighted average exercise prices
Outstanding at beginning of the period	1,561,400	72.84	-	-
Granted during the period	-	-	-	-
Exercised during the period	(22,313)	73.05	-	-
Forfeited during the period	(144,799)	73.05	-	-
Expired	-	-	-	-
Outstanding at the end of the period	1,394,288	72.83	-	-
Exercisable at the end of the period	1,098,598	72.85	-	-

The warrants outstanding on June 30, 2026, had a weighted average exercise price of 72.83 SEK (HY 2025: nil) and a weighted average remaining contractual life of 3.8 years (HY 2025: N/A).

During the six-month period ended June 30, 2026, the Group reported total expenses of SEK 3,411 thousand (HY 2025: nil) for share-based payments settled with equity instruments related to warrants.

Pursuant to an employment agreement by and between Einride and the Chief Executive Officer (CEO) at Einride, upon consummation of the Business Combination, Einride will compensate the CEO with the right to subscribe for additional warrants and/or Einride ordinary shares, to the extent necessary and for no additional consideration, to ensure that the CEO’s accumulated percentage ownership in Einride is equal to 2.0% of the Einride Shareholders’ percentage ownership in the post-closing company. As of June 30, 2026, no warrants and/or ordinary shares have been distributed to the CEO, but as the underlying performance has been met the Company has recognized a cost of SEK 140,656 thousand, equivalent to 1,369,477 ordinary shares.

Warrants held by employees and settled at market value

Certain employees pay full market value at grant to acquire their warrant instruments and, as a result, no share-based payment expense is recognized in relation to these warrants. Where warrants are forfeited due to the participant ceasing to provide qualifying service, the warrants are bought back for the original subscription price paid. At the end of the vesting period one warrant may be converted into one ordinary share.

Details of outstanding warrants during the six months ended June 30, 2026, and 2025 are presented below:

	For the six months ended June 30,
	2026	2025
	Number of warrants	Number of warrants
Outstanding at beginning of the period	14,790,570	-
Granted during the period	-	15,298,552
Exercised during the period	(12,071,282)	-
Forfeited during the period	(127,356)	-
Expired during the period	-	-
Outstanding at the end of the period	2,591,932	15,298,552

The main driver for the significant number of warrants exercised during the period ending June 30, 2026, is that the share price was deemed to be favorable and for many warrant holders the first time the strike price was lower than the share price. The number of warrants exercised by current or former board members was approximately 8,700 thousand warrants.

The shared-based payments are presented in following line items in the interim condensed consolidated financial statements of loss:

	For the six months ended June 30,
(SEK in thousand)	2026	2025
Cost of sales	(1,286)	(4)
Selling expenses	(2,390)	(9)
General and administrative expenses	(245,348)	(192)
Research and development expenses	(308)	52
Total	(249,332)	(152)